General and Administrative Expenses_Details Of Stock Grants Linked To Longterm And Shortterm Performance(Details)	12 Months Ended
	Dec. 31, 2019 shares
KB Financial Group Inc. | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	214,232	[1]
KB Financial Group Inc. | Series 18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 17, 2017
Number of granted shares	7,826	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
KB Financial Group Inc. | Series 19
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2017
Number of granted shares	46,890	[1]
Vesting conditions	Services fulfillment, market performance 35% and non-market performance 65%	[3],[4],[5]
KB Financial Group Inc. | Series 20
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2018
Number of granted shares	38,826	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
KB Financial Group Inc. | Series 21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2019
Number of granted shares	28,926	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 22
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Apr. 01, 2019
Number of granted shares	3,227	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 23
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	May 27, 2019
Number of granted shares	1,392	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 24
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 17, 2019
Number of granted shares	11,224	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	10,043	[1]
Vesting conditions	Satisfied	[3]
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	12,093	[1]
Vesting conditions	Satisfied	[3]
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	45,728	[1]
Vesting conditions	Satisfied	[3]
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	8,057	[1]
Vesting conditions	Satisfied	[3]
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	9,690	[3]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	11,783	[3]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	12,273	[3]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	20,664	[3]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	30,504	[3]
Vesting conditions	Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	671,671	[1]
Kookmin Bank | Series 72
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Aug. 28, 2017
Number of granted shares	6,742	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 73
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2017
Number of granted shares	27,786	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[3],[4],[6]
Kookmin Bank | Series 74
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2018
Number of granted shares	134,465	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 75
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2019
Number of granted shares	192,170	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 76
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Apr. 01, 2019
Number of granted shares	5,380	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 77
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	May. 27, 2019
Number of granted shares	5,569	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 78
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2019
Number of granted shares	36,443	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[3],[4],[6]
Kookmin Bank | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	4,756	[1]
Vesting conditions	Satisfied	[3]
Kookmin Bank | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	65,419	[1]
Vesting conditions	Satisfied	[3]
Kookmin Bank | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	95,697	[1]
Vesting conditions	Satisfied	[3]
Kookmin Bank | Deferred Grant In 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	97,244	[1]
Vesting conditions	Satisfied	[3]
Kookmin Bank | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	15,831	[3]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	52,855	[3]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	55,490	[3]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	109,296	[3]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	112,445	[3]
Vesting conditions	Proportional to service period
Other subsidiaries
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	The Group changed the scheme of share-based payment from stock options to stock grants in November 2007. The stock grant award program is an incentive plan that sets, on grant date, the maximum amount of shares that can be awarded. Actual stock granted at the end of the vesting period is determined in accordance with achievement of pre-specified targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	612,581	[1]
Other subsidiaries | Stock granted in 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	106	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	146	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	420	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,007	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,223	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	4,456	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	23,474	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	83,459	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	257,064	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	241,226	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[2],[3],[4]
Other subsidiaries | Linked to short-term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,498,484	[1]
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	16,922	[3]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	94,201	[3]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	238,115	[3]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	457,006	[3]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	284,888	[3]
Vesting conditions	Proportional to service period

[1]	Granted shares represent the total number of shares initially granted to executives and employees that have residual shares at the end of reporting period (Deferred grants are residual shares as of December 31, 2019).
[2]	Accomplishment of subsidiaries' performance and accomplishment of performance results.
[3]	Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.
[4]	Relative TSR (Total Shareholders Return): [(Fair value at the end of the contract - Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract.
[5]	EPS, Asset Quality, HCROI, Profit from non-banking segment.
[6]	EPS, Asset Quality.